GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL
Schedule of changes in the carrying amount of goodwill
2015
RMB
Balance at beginning of period	—
Acquisition of YJS	203,574
Acquisition of Zhiding Youyuan	13,820

Balance at end of period	217,394